SCHEDULE OF SHARE CAPITAL RESERVE ACQUISITIONS (Details) - USD ($)		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Balance		$ 61,077,865	$ (3,865,176)	$ 3,852,190
Shares issued for services (a)			47,546	2,709,854
Shares issued for intangible asset purchase (b)		900,000	600,056	5,400,043
Shares issued to employees (c)				1,745,447
Expenses related to raise of capital			(1,636,312)	(913,159)
Balance		$ 4,098,206	61,077,865	(3,865,176)
Balance			55,986,758	(3,865,176)
Shares issued on conversion of convertible bond			25,436,232
Shares issued to settle shareholder loan			722,306
Shares issued to settlement of share-based payments			35,800
Anti-dilutive share issuance
Expenses related to raise of capital			(152,044)
Equity before recapitalization			55,986,758
Recapitalization of Diginex HK
Subtotal recapitalized				$ 55,986,758
Recapitalized with founding share of the Company			(16,609)
Acquisition of 8i Enterprises			65,175,479
Sub equity			121,145,628
Shares issued in settlement of earn-out awards
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares		38,798,361	1,251,347	973,903
Balance		$ 312,633,450	$ 54,156,279	$ 13,382,920
Shares issued for cash during the year, shares	12,000,000		3,572	214,753
Shares issued for cash during the six months to 31 March 2021 (j)			$ 21,980,647	$ 31,831,174
Shares issued for services, shares		371,324	595	17,081
Shares issued for services (a)		$ 3,896,546	$ 47,546	$ 2,709,854
Shares issued for intangible assets, shares		154,906	3,899	35,088
Shares issued for intangible asset purchase (b)		$ 900,000	$ 600,056	$ 5,400,043
Shares issued to employees, shares		17,841	9,114	10,522
Shares issued to employees (c)		$ 142,201	$ 728,300	$ 1,745,447
Expenses related to raise of capital			$ (1,636,312)	$ (913,159)
Balance, shares		46,442,058	38,798,361	1,251,347
Balance		$ 365,794,851	$ 312,633,450	$ 54,156,279
Recapitalization, share			23,210,292	16,228,418
Recapitalization				$ 85,180,290
Subtotal, shares			25,000,000	17,479,765
Balance			$ 210,879,824	$ 139,336,569
Shares issued for cash prior to the Transaction			$ 285,438
Shares issued on conversion of convertible bond, shares			318,311
Shares issued on conversion of convertible bond			$ 25,436,232
Shares issued to settle shareholder loan, shares			9,039
Shares issued to settle shareholder loan			$ 722,306
Shares issued to settlement of share-based payments, shares		5,635,335	448
Shares issued to settlement of share-based payments		$ 45,689,431	$ 35,800
Anti-dilutive share issuance, shares			187,001
Anti-dilutive share issuance
Expenses related to raise of capital, shares			6,382
Expenses related to raise of capital			$ (152,044)
Equity before recapitalization, shares			1,789,708
Equity before recapitalization		$ 210,879,824	$ 81,859,913
Recapitalization of Diginex HK			129,019,911	85,180,290
Subtotal recapitalized			$ 210,879,824	81,859,913
Recapitalized with founding share of the Company, shares			1
Recapitalized with founding share of the Company			$ 1
Acquisition of enterprises, shares		1,464,291	6,688,392
Acquisition of 8i Enterprises			$ 56,851,332
Subtotal, shares			31,688,393
Sub equity			$ 267,731,157
Shares issued for services (a), shares			27,334
Shares issued for services (a)			$ 285,160
Shares issued for cash during period one, shares			2,571,669
Shares issued in settlement of earn-out awards, shares			3,030,000
Shares issued in settlement of earn-out awards			$ 7,241,700
Shares issued for warrants exercised (l), shares			1,480,965
Shares issued for warrants exercised (l)			$ 17,031,098
Acquisition of non-controlling interests paid by shares		$ 2,533,223
Other reserves [member]
IfrsStatementLineItems [Line Items]
Balance		(129,036,521)
Shares issued for cash during the six months to 31 March 2021 (j)
Shares issued for services (a)
Shares issued for intangible asset purchase (b)
Shares issued to employees (c)
Expenses related to raise of capital
Balance		(129,036,521)	(129,036,521)
Recapitalization				(85,180,290)
Balance			(129,019,911)	(85,180,290)
Shares issued for cash prior to the Transaction
Shares issued on conversion of convertible bond
Shares issued to settle shareholder loan
Shares issued to settlement of share-based payments
Anti-dilutive share issuance
Expenses related to raise of capital
Equity before recapitalization
Recapitalization of Diginex HK			(129,019,911)	(85,180,290)
Subtotal recapitalized
Recapitalized with founding share of the Company			(16,610)
Acquisition of 8i Enterprises
Sub equity			(129,036,521)
Shares issued for services (a)
Shares issued in settlement of earn-out awards
Shares issued for warrants exercised (l)
Share Capital Net Of Reserve Acquisition Reserve Amount [Member]
IfrsStatementLineItems [Line Items]
Balance		183,596,929	54,156,279	13,382,920
Shares issued for cash during the six months to 31 March 2021 (j)			21,980,647	31,831,174
Shares issued for services (a)		3,896,546	47,546	2,709,854
Shares issued for intangible asset purchase (b)		900,000	600,056	5,400,043
Shares issued to employees (c)		142,201	728,300	1,745,447
Expenses related to raise of capital			(1,636,312)	(913,159)
Balance		236,758,330	183,596,929	54,156,279
Recapitalization
Balance				54,156,279
Shares issued for cash prior to the Transaction			285,438
Shares issued on conversion of convertible bond			25,436,232
Shares issued to settle shareholder loan			722,306
Shares issued to settlement of share-based payments		45,689,431	35,800
Anti-dilutive share issuance
Expenses related to raise of capital			(152,044)
Equity before recapitalization		81,859,913	81,859,913
Recapitalization of Diginex HK
Subtotal recapitalized			81,859,913	$ 81,859,913
Recapitalized with founding share of the Company			(16,609)
Acquisition of 8i Enterprises		2,533,223	56,851,332
Sub equity			138,694,636
Shares issued for services (a)			285,160
Shares issued in settlement of earn-out awards			7,241,700
Shares issued for warrants exercised (l)			17,031,098
Other Reserves One [Member]
IfrsStatementLineItems [Line Items]
Equity before recapitalization		$ (129,019,911)
Subtotal recapitalized			$ (129,019,911)